UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act File Number 811-04704
                                                     ---------

                            Primary Trend Fund, Inc.
                            ------------------------
               (Exact name of registrant as specified in charter)

                               700 N. Water Street
                               Milwaukee, WI 53202
               (Address of principal executive offices) (Zip code)


                                   Lilli Gust
                     Arnold Investment Counsel Incorporated
                               700 N. Water Street
                               Milwaukee, WI 53202
                     (Name and address of agent for service)

      Registrant's telephone number, including area code: (414) 271-2726
                                                          --------------

                        Date of fiscal year end: June 30
                                                 -------
                    Date of reporting period: March 31, 2005
                                              --------------

                                    FORM N-Q

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Primary Trend Fund, Inc.
Schedules of Investments
March 31, 2005 (Unaudited)

PORTFOLIOS OF INVESTMENTS
March 31, 2005
(unaudited)

                             THE PRIMARY TREND FUND


                                                                                              MARKET
SHARES                                                                            COST         VALUE
------                                                                            ----         -----
         COMMON STOCKS                                        76.1%
 6,000   Abbott Laboratories (Pharmaceutical products)                           $167,454    $279,720
 9,000   Allstate Corp. (Insurance)                                               268,977     486,540
10,000   Anheuser-Busch Companies, Inc. (Beverages)                               295,400     473,900
10,000   Aqua America, Inc. (Water utility)                                       250,318     243,600
24,728   Archer-Daniels-Midland Co. (Food processing)                             339,303     607,814
10,000   Avaya, Inc.* (Telecommunications)                                        163,300     116,800
10,000   Barrick Gold Corp. (Mining)                                              190,108     239,600
 6,998   BP plc (Integrated oil company)                                          143,640     436,675
25,000   Bristol-Myers Squibb Co. (Pharmaceuticals)                               610,745     636,500
75,000   Calpine Corp.* (Electric)                                                279,700     210,000
25,000   Cendant Corp. (Diversified consumer services)                            319,277     513,500
 6,000   Chubb Corp. (Insurance)                                                  327,730     475,620
15,000   Darden Restaurants, Inc. (Restaurant chains)                             341,367     460,200
10,000   Du Pont (E.I.) de Nemours & Co. (Diversified chemicals)                  419,106     512,400
10,000   Eli Lilly & Co. (Pharmaceuticals)                                        567,170     521,000
21,000   Ford Motor Co. (Automotive manufacturing)                                153,510     237,930
23,000   General Electric Co. (Diversified manufacturing)                         668,649     829,380
10,000   General Mills, Inc. (Diversified food)                                   452,291     491,500
 6,000   The Home Depot, Inc. (Retail-building products)                          136,080     229,440
 7,000   Johnson & Johnson (Medical products)                                     299,250     470,120
10,000   Mattel, Inc. (Toys)                                                      190,803     213,500
15,000   McDonald's Corp. (Restaurant chains)                                     327,631     467,100
10,000   Occidental Petroleum Corp. (Integrated oil company)                      190,620     711,700
 8,000   PartnerRe Ltd. (Insurance)                                               266,855     516,800
15,000   Pfizer, Inc. (Pharmaceuticals)                                           466,438     394,050
 1,250   Pharmaceutical Holders Trust (Pharmaceuticals)                            15,223      27,338
10,000   SBC Communications Inc. (Communications)                                 240,500     236,900
30,000   Schering-Plough Corp. (Pharmaceuticals)                                  520,799     544,500
12,000   Tribune Company (Media)                                                  500,120     478,440
15,000   Tupperware Corp. (Diversified consumer products)                         296,827     305,400
 5,580   United Technologies Corp. (Aerospace)                                    231,525     567,263
10,000   Walt Disney Co. (Entertainment and media)                                238,800     287,300
                                                                               ----------  ----------
                 Total Common Stocks                                            9,879,516  13,222,530
                                                                               ----------  ----------

  PRINCIPAL
    AMOUNT
    ------
            BONDS AND NOTES                                    2.2%
            CORPORATE BOND
 $400,000   Alabama Power Co., 3.125%, due 5/1/08                                 395,887     385,418
                                                                               ----------  ----------

              Total Bonds and Notes                                               395,887     385,418
                                                                               ----------  ----------

              Total Long-Term Investments                                      10,275,403  13,607,948
                                                                               ----------  ----------

            SHORT-TERM INVESTMENTS                            21.6%
            VARIABLE RATE DEMAND NOTES
  330,006   American Family Insurance Co., 2.47%                                  330,006     330,006
2,764,534   US Bank, N.A., 2.60%                                                2,764,534   2,764,534
  663,405   Wisconsin Corporate Central Credit Union, 2.52%                       663,405     663,405
                                                                               ----------  ----------
              Total Short-Term Investments                                      3,757,945   3,757,945
                                                                               ----------  ----------

            TOTAL INVESTMENTS                                100.0%           $14,033,348  17,365,893
                                                                               ==========

            Other Assets less Liabilities                     0.00                              6,614
                                                                                           ----------

            NET ASSETS                                       100.0%                       $17,372,507
                                                                                           ==========


* Non-income producing

SUMMARY OF INVESTMENTS BY SECTOR

                                                    Percent of
Sector                                        Investment Securities
------                                        ---------------------
Consumer Non-cyclical                                 30.3%
Short-term                                            21.6%
Consumer Cyclical                                      9.3%
Financial                                              8.5%
Industrial                                             8.0%
Energy                                                 6.6%
Utilities                                              4.8%
Basic Materials                                        4.4%
Communications                                         3.7%
Media                                                  2.8%
                                                     ------
                                                     100.0%


                                                 See notes to SOI.

NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2005 (unaudited)

ORGANIZATION
The Primary Trend Fund, Inc. ("Trend Fund") began operations on September 15, 1986. The Primary Income Fund, Inc. ("Income Fund") began operations on September 1, 1989. The Trend Fund and the Income Fund, collectively, the "Funds," are registered under the Investment Company Act of 1940 as open-end investment management companies.

Each security, excluding securities with 60 days or less remaining to maturity, is valued at the last sale price, or if no sale is reported, the average of the latest bid and asked prices. Price information on listed stocks is taken from the exchange where the security is primarily traded. Other securities for which market quotations are not readily available are valued under procedures approved by the Board of Directors. Securities with 60 days or less remaining to maturity are valued at amortized cost, which approximates market value.

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned, and includes amortization of premiums and discounts. Securities gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

TAX INFORMATION
At March 31, 2005, gross unrealized appreciation and depreciation of investments, based on aggregate cost for federal income tax purposes of $14,033,348 and $3,258,481 for the Trend Fund and Income Fund, respectively, were as follows:


                                       TREND FUND        INCOME FUND
Appreciation........................   $3,616,319          $822,505
Depreciation........................     (283,774)         (105,193)
                                     ------------       -----------
Net Appreciation on Investments.....   $3,332,545          $717,312

ITEM 2. CONTROLS AND PROCEDURES.
(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Primary Trend Fund, Inc.

By:   /s/ Lilli Gust
    --------------------------------------------
      Lilli Gust
      Principal Executive Officer

Date: May 26, 2005
      ------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Lilli Gust
    --------------------------------------------
      Lilli Gust
      Principal Executive Officer

Date: May 26, 2005
      ------------------------------------------


By:   /s/ Lilli Gust
    --------------------------------------------
      Lilli Gust
      Principal Financial Officer

Date: May 26, 2005
      ------------------------------------------


                                  EXHIBIT INDEX
(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)